Employee costs	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Employee costs
28. Employee costs

For the year ended March 31,	2020	2021	2022	2022
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Salaries and wages	30,217	31,260	30,632	404
Contributions to provident and other funds	1,735	2,077	2,259	30
Share based payments	727	597	785	10
JV Employee cost allocation	(5,759)	(5,302)	(5,557)	(73)

	26,920	28,632	28,119	371